NATURE OF BUSINESS AND ORGANIZATION (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Accumulated deficit	$ 244,987,090			$ 194,879,895	$ 177,359,517	$ 167,180,877	$ 147,583,951	$ 140,072,629	$ 134,437,586	$ 177,359,517	$ 140,072,629	$ 244,987,090	$ 194,879,895	$ 147,583,951	$ 202,761,017	$ 159,990,407
Net loss	(14,664,719)	$ (919,371)	$ (26,641,983)	(17,520,378)	(10,178,640)	(7,190,470)	(7,511,322)	(5,635,043)	(6,239,797)	(17,369,110)	(11,874,840)	(42,226,073)	(34,889,488)	(19,386,162)	(42,770,610)	(31,792,618)
Unrestricted cash and cash equivalents	$ 34,263,371			$ 18,986,443	$ 5,152,972	$ 12,682,691	$ 17,785,322	$ 24,805,565	$ 30,634,122	$ 5,152,972	$ 24,805,565	$ 34,263,371	$ 18,986,443	$ 17,785,322	$ 9,564,988	$ 19,866,358
Subsequent event
Unrestricted cash and cash equivalents																	$ 28,600,000